GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Automobiles & Components – 1.7%
145,419	Gentex Corp.	$ 5,187,096
64,040	Tesla, Inc.*	42,774,237

2,072	Thor Industries, Inc.	279,181

		48,240,514

Banks – 4.7%
8,100	Bank of America Corp.	313,389
50,000	Credicorp Ltd.	6,828,500
9,800	Cullen/Frost Bankers, Inc.	1,065,848
2,500	First Hawaiian, Inc.	68,425
240,200	First Horizon Corp.	4,061,782
177,300	FNB Corp.	2,251,710
1,012,100	Huntington Bancshares, Inc.	15,910,212
281,629	JPMorgan Chase & Co.(a)(b)	42,872,383
119,599	New York Community Bancorp, Inc.(b)	1,509,339
210,500	PacWest Bancorp	8,030,575
950,199	People’s United Financial, Inc.(b)	17,008,562
89,800	PNC Financial Services Group, Inc. (The)	15,751,818
198,000	Truist Financial Corp.	11,547,360
346,500	Umpqua Holdings Corp.	6,081,075
400	Webster Financial Corp.	22,044

		133,323,022

Capital Goods – 6.8%
107,068	3M Co.	20,629,862
57,900	Boeing Co. (The)*	14,748,288
73,387	Caterpillar, Inc.	17,016,244
7,865	Crane Co.	738,602
23,562	Cummins, Inc.	6,105,150
641	Donaldson Co., Inc.	37,281
112,062	Eaton Corp. plc	15,495,933
109,961	Emerson Electric Co.	9,920,681
148,698	Fastenal Co.	7,476,535
84,624	Honeywell International, Inc.	18,369,332
14,822	Hubbell, Inc.	2,770,084
72,450	Illinois Tool Works, Inc.	16,049,124
174,638	Johnson Controls International plc	10,420,650
600	Lincoln Electric Holdings, Inc.	73,764
40,534	Lockheed Martin Corp.	14,977,313
57,900	MSC Industrial Direct Co., Inc. Class A	5,222,001
2,143	nVent Electric plc	59,811
18,034	Owens Corning	1,660,751
272,430	Raytheon Technologies Corp.	21,050,666
3,800	Sunrun, Inc.*	229,824
11,852	Timken Co. (The)	962,027
16,956	Trinity Industries, Inc.	483,076
21,399	Watsco, Inc.	5,579,789

		190,076,788

Commercial & Professional Services – 0.1%
25,900	CoreLogic, Inc.	2,052,575
16	CoStar Group, Inc.*	13,150
9,900	ManpowerGroup, Inc.	979,110
500	MSA Safety, Inc.	75,010

		3,119,845

Consumer Durables & Apparel – 1.2%
2,433	Capri Holdings Ltd.*	124,083
80,003	Garmin Ltd.	10,548,146

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
427	Lennar Corp. Class B	$ 35,159
2,437	Lululemon Athletica, Inc.*	747,452
143,400	NIKE, Inc. Class B	19,056,426
23,076	Tempur Sealy International, Inc.	843,658
45,420	Toll Brothers, Inc.	2,576,677

		33,931,601

Consumer Services – 0.8%
11,871	Aramark	448,486
7,800	Bright Horizons Family Solutions, Inc.*	1,337,310
3,627	Choice Hotels International, Inc.	389,141
33,600	H&R Block, Inc.	732,480
11,719	Hyatt Hotels Corp. Class A*	969,161
15,465	Planet Fitness, Inc. Class A*	1,195,445
30,800	Six Flags Entertainment Corp.*	1,431,276
92,500	Starbucks Corp.	10,107,475
68,700	Travel + Leisure Co.	4,201,692
14,277	Wendy’s Co. (The)	289,252
14,043	Wyndham Hotels & Resorts, Inc.	979,921

		22,081,639

Diversified Financials – 3.3%
65,098	Ally Financial, Inc.	2,943,081
88,660	American Express Co.	12,540,071
178,000	Apollo Global Management, Inc.	8,367,780
134,800	Ares Management Corp.	7,552,844
74,926	Berkshire Hathaway, Inc. Class B*	19,141,345
17,500	BlackRock, Inc.	13,194,300
54,600	Carlyle Group, Inc. (The)	2,007,096
42,800	CME Group, Inc.	8,741,044
14,800	Equitable Holdings, Inc.	482,776
5,800	Jefferies Financial Group, Inc.	174,580
33,973	KKR & Co., Inc.	1,659,581
5,864	Morgan Stanley	455,398
72,800	T. Rowe Price Group, Inc.	12,492,480
107,700	Virtu Financial, Inc. Class A	3,344,085

		93,096,461

Energy – 1.9%
237,098	Chevron Corp.	24,845,499
111,000	ConocoPhillips	5,879,670
395,119	Exxon Mobil Corp.(b)	22,059,494

		52,784,663

Food & Staples Retailing – 0.6%
11,454	Costco Wholesale Corp.	4,037,306
137,600	Walgreens Boots Alliance, Inc.	7,554,240
38,141	Walmart, Inc.	5,180,692

		16,772,238

Food, Beverage & Tobacco – 3.8%
89,459	Altria Group, Inc.	4,576,722
24,400	Bunge Ltd.	1,934,188
572,400	Coca-Cola Co. (The)(a)	30,171,204
60,800	Coca-Cola European Partners plc	3,171,328
93,600	Flowers Foods, Inc.	2,227,680
186,134	General Mills, Inc.	11,413,737
5,500	Ingredion, Inc.	494,560

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
15,800	Keurig Dr Pepper, Inc.	$ 543,046
336,300	Kraft Heinz Co. (The)	13,452,000
151,782	PepsiCo, Inc.	21,469,564
190,954	Philip Morris International, Inc.	16,945,258

		106,399,287

Health Care Equipment & Services – 5.2%
165,642	Abbott Laboratories	19,850,537
31,879	Anthem, Inc.	11,442,967
110,000	Cardinal Health, Inc.	6,682,500
26,368	Change Healthcare, Inc.*	582,733
29,200	Cigna Corp.	7,058,808
125,878	CVS Health Corp.	9,469,802
12,300	Danaher Corp.	2,768,484
24,798	Encompass Health Corp.	2,030,956
7,143	Envista Holdings Corp.*	291,435
2,000	Guardant Health, Inc.*	305,300
8,500	Insulet Corp.*	2,217,820
282,253	Medtronic plc	33,342,547
3,000	Novocure Ltd.*	396,540
3,241	Penumbra, Inc.*	876,950
65,840	Stryker Corp.	16,037,307
200	Tandem Diabetes Care, Inc.*	17,650
87,077	UnitedHealth Group, Inc.(a)	32,398,739

		145,771,075

Household & Personal Products – 1.4%
97,498	Kimberly-Clark Corp.	13,557,097
5,300	Nu Skin Enterprises, Inc. Class A	280,317
189,798	Procter & Gamble Co. (The)(a)	25,704,343

		39,541,757

Insurance – 2.5%
4,800	Axis Capital Holdings Ltd.	237,936
21,400	CNA Financial Corp.	955,082
1,800	Erie Indemnity Co. Class A	397,638
144,400	Fidelity National Financial, Inc.	5,871,304
45,800	First American Financial Corp.	2,594,570
224,799	Mercury General Corp.	13,670,027
632,306	Old Republic International Corp.	13,809,563
141,999	Principal Financial Group, Inc.	8,514,260
279,300	Prudential Financial, Inc.	25,444,230

		71,494,610

Materials – 2.9%
43,426	Air Products and Chemicals, Inc.	12,217,471
875,000	Amcor plc	10,220,000
20,100	Ashland Global Holdings, Inc.	1,784,277
31,903	Huntsman Corp.	919,869
40,700	International Flavors & Fragrances, Inc.	5,682,127
185,799	International Paper Co.	10,046,152
79,319	Linde plc	22,220,425
65,780	Newmont Corp.	3,964,561
3,399	Reliance Steel & Aluminum Co.	517,634
723	RPM International, Inc.	66,407
23,300	Sonoco Products Co.	1,474,890
152,800	Southern Copper Corp.	10,370,536
41,803	Steel Dynamics, Inc.	2,121,920
2,300	W R Grace & Co.	137,678

		81,743,947

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – 9.1%
54,052	Activision Blizzard, Inc.	$ 5,026,836
31,006	Alphabet, Inc. Class A*	63,950,495
13,128	Alphabet, Inc. Class C*(a)	27,156,975
441,919	Comcast Corp. Class A	23,912,237
206,494	Facebook, Inc. Class A*	60,818,678
391,801	Interpublic Group of Cos., Inc. (The)	11,440,589
38,524	Netflix, Inc.*	20,096,046
4,593	Nexstar Media Group, Inc. Class A	644,995
171,400	Omnicom Group, Inc.	12,709,310
16,900	Pinterest, Inc. Class A*	1,251,107
928	Roku, Inc.*	302,315
16,500	Snap, Inc. Class A*	862,785
16,000	TripAdvisor, Inc.*	860,640
700	ViacomCBS, Inc. Class A	33,019
125,050	Walt Disney Co. (The)*	23,074,226
9,275	Zillow Group, Inc. Class A*	1,218,549
21,502	Zillow Group, Inc. Class C*	2,787,519

		256,146,321

Pharmaceuticals, Biotechnology & Life Sciences – 7.7%
2,200	10X Genomics, Inc. Class A*	398,200
310,486	AbbVie, Inc.(a)(b)	33,600,795
7,200	Adaptive Biotechnologies Corp.*	289,872
5,345	Alnylam Pharmaceuticals, Inc.*	754,660
49,202	Amgen, Inc.	12,241,950
2,432	Bio-Techne Corp.	928,854
355,801	Bristol-Myers Squibb Co.(a)	22,461,717
1,553	Bruker Corp.	99,827
6,275	Charles River Laboratories International, Inc.*	1,818,683
78,578	Eli Lilly and Co.	14,679,942
2,608	Exact Sciences Corp.*	343,682
209,994	Gilead Sciences, Inc.	13,571,912
5,100	Iovance Biotherapeutics, Inc.*	161,466
212,934	Johnson & Johnson	34,995,703
373,253	Merck & Co., Inc.	28,774,074
7,485	Moderna, Inc.*	980,161
1,035,199	Pfizer, Inc.	37,505,260
7,600	Repligen Corp.*	1,477,516
1,420	Sage Therapeutics, Inc.*	106,287
2,687	Seagen, Inc.*	373,117
23,701	Thermo Fisher Scientific, Inc.	10,814,450

		216,378,128

Real Estate Investment Trusts – 2.2%
1,028	American Campus Communities, Inc.	44,379
80,291	American Homes 4 Rent Class A	2,676,902
44,401	American Tower Corp.	10,614,503
1,797	Brandywine Realty Trust	23,199
3,320	Brixmor Property Group, Inc.	67,164
14,887	Camden Property Trust	1,636,230
3,658	Cousins Properties, Inc.	129,310
40,100	Crown Castle International Corp.	6,902,413
22,000	CubeSmart	832,260
1,403	EPR Properties	65,366
8,300	Equinix, Inc.	5,640,597
31,200	Equity LifeStyle Properties, Inc.	1,985,568

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
7,366	Gaming and Leisure Properties, Inc.	$ 312,539
7,526	Healthcare Trust of America, Inc. Class A	207,567
90,500	Invitation Homes, Inc.	2,895,095
5,456	Lamar Advertising Co. Class A	512,428
37,320	Medical Properties Trust, Inc.	794,170
5,561	National Retail Properties, Inc.	245,073
66,340	Outfront Media, Inc. *	1,448,276
8,383	Park Hotels & Resorts, Inc. *	180,905
102,727	Prologis, Inc.	10,889,062
26,200	SBA Communications Corp.	7,271,810
1,781	Spirit Realty Capital, Inc.	75,692
12,591	STORE Capital Corp.	421,799
29,993	Sun Communities, Inc.	4,500,150
27,532	VEREIT, Inc.	1,063,286
10,400	VICI Properties, Inc.	293,696
1,280	WP Carey, Inc.	90,573

		61,820,012

Retailing – 7.3%
36,186	Amazon.com, Inc.*(a)(b)	111,962,379
4,507	Burlington Stores, Inc.*	1,346,692
6,875	Carvana Co.*	1,804,000
300	Chewy, Inc. Class A*	25,413
41,900	Dick’s Sporting Goods, Inc.	3,190,685
5,281	Five Below, Inc.*	1,007,562
4,000	Floor & Decor Holdings, Inc. Class A*	381,920
14,900	Foot Locker, Inc.	838,125
3,881	Grubhub, Inc.*	232,860
142,476	Home Depot, Inc. (The)	43,490,799
87,199	Lowe’s Cos., Inc.	16,583,506
1,318	MercadoLibre, Inc.*	1,940,280
277,000	Qurate Retail, Inc. Series A	3,257,520
67,115	Target Corp.	13,293,468
10,900	Vroom, Inc.*	424,991
6,162	Wayfair, Inc. Class A*	1,939,489
16,500	Williams-Sonoma, Inc.	2,956,800

		204,676,489

Semiconductors & Semiconductor Equipment – 5.5%
115,317	Advanced Micro Devices, Inc.*	9,052,385
51,900	Analog Devices, Inc.	8,048,652
56,690	Broadcom, Inc.	26,284,885
1,100	Cree, Inc.*	118,943
600	First Solar, Inc.*	52,380
3,100	Inphi Corp.*	553,071
356,609	Intel Corp.	22,822,976
24,453	Lam Research Corp.	14,555,404
40,700	Marvell Technology Group Ltd.	1,993,486
54,700	NVIDIA Corp.	29,205,971
4,000	NXP Semiconductors NV	805,360
99,397	QUALCOMM, Inc.	13,179,048
1,600	SolarEdge Technologies, Inc.*	459,904
144,350	Texas Instruments, Inc.(a)	27,280,706

		154,413,171

Software & Services – 13.3%
59,600	Accenture plc Class A	16,464,500
37,091	Adobe, Inc.*	17,631,949
9,000	Alteryx, Inc. Class A*	746,640

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
6,300	Amdocs Ltd.	$ 441,945
4,300	Anaplan, Inc.*	231,555
27,608	Automatic Data Processing, Inc.	5,203,280
3,100	Avalara, Inc.*	413,633
400	Bill.com Holdings, Inc.*	58,200
2,400	Ceridian HCM Holding, Inc.*	202,248
13,500	Cloudflare, Inc. Class A*	948,510
9,000	Coupa Software, Inc.*	2,290,320
10,600	Crowdstrike Holdings, Inc. Class A*	1,934,606
10,000	Datadog, Inc. Class A*	833,400
11,868	DocuSign, Inc.*	2,402,677
2,700	Dynatrace, Inc.*	130,248
2,400	Everbridge, Inc.*	290,832
32,772	Fidelity National Information Services, Inc.	4,608,071
300	Five9, Inc.*	46,899
10,400	HubSpot, Inc.*	4,723,784
239,001	International Business Machines Corp.	31,849,273
12,900	Intuit, Inc.	4,941,474
62,200	Mastercard, Inc. Class A	22,146,310
615,533	Microsoft Corp.(a)(b)	145,124,215
3,622	MongoDB, Inc.*	968,631
4,900	Nutanix, Inc. Class A*	130,144
3,527	Okta, Inc.*	777,457
1,100	PagerDuty, Inc.*	44,253
154,200	Paychex, Inc.	15,114,684
94,300	PayPal Holdings, Inc.*	22,899,812
600	PTC, Inc.*	82,590
70,049	salesforce.com, Inc.*	14,841,282
16,262	ServiceNow, Inc.*	8,132,789
14,000	Slack Technologies, Inc. Class A*	568,820
6,200	Smartsheet, Inc. Class A*	396,304
700	Snowflake, Inc. Class A*	160,496
8,910	Square, Inc. Class A*	2,023,015
3,400	Trade Desk, Inc. (The) Class A*	2,215,644
7,300	Twilio, Inc. Class A*	2,487,548
117,555	Visa, Inc. Class A	24,889,920
511,299	Western Union Co. (The)	12,608,633
12,600	Zendesk, Inc.*	1,671,012
1,800	Zoom Video Communications, Inc. Class A*	578,322
8,600	Zscaler, Inc.*	1,476,362

		375,732,287

Technology Hardware & Equipment – 8.1%
1,331,056	Apple, Inc.(a)(b)	162,588,491
524,848	Cisco Systems, Inc.(a)	27,139,890
181,181	Corning, Inc.	7,883,185
17,559	Flex Ltd.*	321,505
363,000	HP, Inc.	11,525,250
800	Littelfuse, Inc.	211,552
52,430	National Instruments Corp.	2,264,190
93,800	NetApp, Inc.	6,816,446
60,500	TE Connectivity Ltd.	7,811,155

		226,561,664

Telecommunication Services – 2.7%
1,202,828	AT&T, Inc.(a)	36,409,604

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
674,302	Verizon Communications, Inc.(b)	$ 39,210,661

		75,620,265

Transportation – 1.7%
18,284	JetBlue Airways Corp.*	371,897
17,224	Lyft, Inc. Class A*	1,088,212
22,346	Norfolk Southern Corp.	6,000,348
57,800	Ryder System, Inc.	4,372,570
28,482	Uber Technologies, Inc.*	1,552,554
93,562	Union Pacific Corp.	20,622,000
88,698	United Parcel Service, Inc. Class B	15,077,773

		49,085,354

Utilities – 3.1%
81,100	Consolidated Edison, Inc.	6,066,280
111,097	Dominion Energy, Inc.	8,438,928
183,400	Duke Energy Corp.	17,703,602
56,800	Entergy Corp.	5,649,896
21,700	MDU Resources Group, Inc.	685,937
200,500	OGE Energy Corp.	6,488,180
645,101	PPL Corp.	18,604,713
37,000	Sempra Energy	4,905,460
316,501	Southern Co. (The)	19,673,702

		88,216,698

TOTAL COMMON STOCKS (Cost $1,960,182,153)		$2,747,027,836

Shares	Dividend Rate	Value

Investment Company(c) – 2.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
81,179,431	0.036%	$ 81,179,431
(Cost $81,179,431)

TOTAL INVESTMENTS – 100.5% (Cost $2,041,361,584)		$2,828,207,267

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(13,378,209)

NET ASSETS – 100.0%		$2,814,829,058

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	319	06/18/2021	$63,280,030	$549,220

WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
S&P 500 Index	3,800 USD	04/30/2021	655	$(260,224,295)	$(13,158,950)	$(8,959,031)	$(4,199,919)
	3,900 USD	05/28/2021	723	(287,239,947)	(10,501,575)	(8,077,175)	(2,424,400)
	4,025 USD	06/30/2021	927	(368,286,903)	(8,732,340)	(8,711,946)	(20,394)

Total written options contracts			2,305		$(32,392,865)	$(25,748,152)	$(6,644,713)

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 102.4%
Australia – 8.9%
1,244	Afterpay Ltd. (Software & Services)*	$ 97,162
51,152	APA Group (Utilities)	390,573
47,180	BHP Group Ltd. (Materials)	1,636,647
5,805	BHP Group plc (Materials)	167,138
3,493	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	35,720
23,965	Coles Group Ltd. (Food & Staples Retailing)	292,243
48,493	Commonwealth Bank of Australia (Banks)	3,181,857
1,390	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	280,924
19,189	Fortescue Metals Group Ltd. (Materials)	292,452
88,721	Medibank Pvt Ltd. (Insurance)	189,108
154,727	National Australia Bank Ltd. (Banks)	3,065,529
14,680	Rio Tinto Ltd. (Materials)	1,240,711
11,619	Rio Tinto plc (Materials)	886,393
41,211	Rio Tinto plc ADR (Materials)(a)(b)	3,200,034
13,841	Sonic Healthcare Ltd. (Health Care Equipment & Services)	370,127
25,935	Wesfarmers Ltd. (Retailing)	1,041,514

		16,368,132

Austria – 0.1%
3,643	Erste Group Bank AG (Banks)	123,419
2,375	voestalpine AG (Materials)(b)	98,355

		221,774

Belgium – 2.0%
35,194	Ageas SA/NV (Insurance)(b)	2,125,232
1,987	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	124,909
68,316	Proximus SADP (Telecommunication Services)(b)	1,486,414

		3,736,555

Brazil – 0.2%
6,050	Yara International ASA (Materials)	315,172

China – 0.3%
4,910	Prosus NV (Retailing)*	546,379

Denmark – 1.5%
6,158	Coloplast A/S Class B (Health Care Equipment & Services)	925,706
25,296	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,704,536
7,861	Tryg A/S (Insurance)	185,275

		2,815,517

Finland – 3.1%
7,102	Kone OYJ Class B (Capital Goods)	580,490
50,367	Neles OYJ (Capital Goods)	639,444
7,263	Neste OYJ (Energy)	385,707
298,368	Nordea Bank Abp (Banks)	2,942,012

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
26,278	Sampo OYJ Class A (Insurance)(b)	$ 1,184,880

		5,732,533

France – 11.2%
7,477	Air Liquide SA (Materials)(b)	1,220,814
13,997	Airbus SE (Capital Goods)*	1,587,503
2,983	BNP Paribas SA (Banks)*	181,752
12,106	Bouygues SA (Capital Goods)	484,902
4,850	Capgemini SE (Software & Services)(b)	824,631
478	Covivio (REIT)	40,883
21,499	Danone SA (Food, Beverage & Tobacco)(b)	1,471,565
741	Dassault Systemes SE (Software & Services)	158,380
13,620	Edenred (Software & Services)	711,152
1,877	Kering SA (Consumer Durables & Apparel)(b)	1,295,238
2,385	L’Oreal SA (Household & Personal Products)(b)	913,649
4,752	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(b)	3,174,106
2,445	Pernod Ricard SA (Food, Beverage & Tobacco)	457,653
3,578	Publicis Groupe SA (Media & Entertainment)	218,195
3,760	Safran SA (Capital Goods)	511,463
22,801	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,254,658
13,566	Schneider Electric SE (Capital Goods)(b)	2,066,579
42,051	TOTAL SE (Energy)	1,960,408
1,535	Unibail-Rodamco-Westfield (REIT)*	122,644
2,233	Valeo SA (Automobiles & Components)	75,760
21,606	Vivendi SE (Media & Entertainment)(b)	709,188
2,168	Worldline SA (Software & Services)*(c)	181,498

		20,622,621

Germany – 10.7%
1,494	adidas AG (Consumer Durables & Apparel)*	466,712
1,868	Allianz SE (Registered) (Insurance)	475,135
4,220	BASF SE (Materials)(b)	350,695
24,038	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,523,359
10,769	Bayerische Motoren Werke AG (Automobiles & Components)(b)	1,117,570
18,035	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	1,435,721
1,059	Carl Zeiss Meditec AG (Health Care Equipment & Services)	159,628
10,619	Covestro AG (Materials)(c)	714,455

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
2,230	Deutsche Boerse AG (Diversified Financials)	$ 370,557
34,050	Deutsche Post AG (Registered) (Transportation)	1,868,013
4,258	Evonik Industries AG (Materials)(b)	150,669
692	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	30,836
808	GEA Group AG (Capital Goods)	33,141
5,368	HelloFresh SE (Retailing)*	399,958
17,208	HOCHTIEF AG (Capital Goods)(b)	1,540,594
8,731	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	371,483
2,547	Just Eat Takeaway.com NV (Retailing)*(c)	234,364
3,097	LEG Immobilien SE (Real Estate)	407,722
1,771	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(d)	187,905
2,633	Puma SE (Consumer Durables & Apparel)*	258,143
18,136	SAP SE (Software & Services)(b)	2,224,502
689	Sartorius AG (Preference) (Health Care Equipment & Services)(d)	343,507
15,036	Siemens AG (Registered) (Capital Goods)	2,470,589
3,648	Siemens Healthineers AG (Health Care Equipment & Services)(c)	197,728
147,325	Telefonica Deutschland Holding AG (Telecommunication Services)	432,175
2,147	Volkswagen AG (Preference) (Automobiles & Components)(d)	600,990
20,371	Vonovia SE (Real Estate)(b)	1,331,230

		19,697,381

Hong Kong – 2.7%
116,400	AIA Group Ltd. (Insurance)	1,424,360
16,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	213,722
28,000	Hang Lung Properties Ltd. (Real Estate)	73,087
94	Hong Kong & China Gas Co. Ltd. (Utilities)	149
14,596	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	865,921
2,300	Jardine Matheson Holdings Ltd. (Capital Goods)	150,689
2,100	Jardine Strategic Holdings Ltd. (Capital Goods)	69,342
191,287	Link REIT (REIT)	1,745,253
23,910	Sino Land Co. Ltd. (Real Estate)	33,368

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
500	Sun Hung Kai Properties Ltd. (Real Estate)	$ 7,571
400	Swire Properties Ltd. (Real Estate)	1,242
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	411,451

		4,996,155

Ireland – 0.6%
24,567	CRH plc (Materials)(b)	1,149,655

Israel – 0.5%
102,424	Bank Leumi Le-Israel BM (Banks)*	674,673
13,685	ICL Group Ltd. (Materials)	80,228
715	Wix.com Ltd. (Software & Services)*	199,642

		954,543

Italy – 1.4%
9,895	Enel SpA (Utilities)	98,429
4,925	Eni SpA (Energy)(b)	60,687
1,974	Ferrari NV (Automobiles & Components)	412,928
121,717	Mediobanca Banca di Credito Finanziario SpA (Banks)*(b)	1,348,777
2,098	Moncler SpA (Consumer Durables & Apparel)*	120,150
110,623	Snam SpA (Utilities)	613,286

		2,654,257

Japan – 25.6%
2,400	ABC-Mart, Inc. (Retailing)	135,528
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	210,797
11,300	AGC, Inc. (Capital Goods)	474,318
10,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	202,717
27,000	Asahi Kasei Corp. (Materials)	311,681
7,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	109,371
1,600	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	114,380
32,500	Bridgestone Corp. (Automobiles & Components)	1,321,285
7,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	149,291
12,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	520,113
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	382,116
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	25,785
27,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	799,416

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,200	Daikin Industries Ltd. (Capital Goods)	$ 242,591
6,800	Daito Trust Construction Co. Ltd. (Real Estate)	790,116
3,800	Daiwa House Industry Co. Ltd. (Real Estate)	111,527
132,700	Daiwa Securities Group, Inc. (Diversified Financials)	687,383
2,900	Denso Corp. (Automobiles & Components)	193,326
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	474,006
8,500	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	571,319
2,000	FANUC Corp. (Capital Goods)	480,814
200	Fast Retailing Co. Ltd. (Retailing)	159,876
2,600	Fuji Electric Co. Ltd. (Capital Goods)	108,786
1,300	Hikari Tsushin, Inc. (Retailing)	262,102
28,600	Hino Motors Ltd. (Capital Goods)	245,986
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	295,362
1,400	Hitachi Ltd. (Technology Hardware & Equipment)	63,460
1,200	Honda Motor Co. Ltd. (Automobiles & Components)	36,175
3,500	Hoya Corp. (Health Care Equipment & Services)	411,939
3,700	Hulic Co. Ltd. (Real Estate)	43,739
2,300	Idemitsu Kosan Co. Ltd. (Energy)	59,375
3,100	Isuzu Motors Ltd. (Automobiles & Components)	33,293
55,800	ITOCHU Corp. (Capital Goods)	1,811,604
14,200	Japan Exchange Group, Inc. (Diversified Financials)	333,566
16,700	Japan Post Insurance Co. Ltd. (Insurance)	343,062
6,400	JSR Corp. (Materials)	193,688
12,400	Kajima Corp. (Capital Goods)	176,369
9,300	Kakaku.com, Inc. (Media & Entertainment)	254,563
33,100	Kansai Electric Power Co., Inc. (The) (Utilities)	358,865
4,300	Kao Corp. (Household & Personal Products)	284,525
300	Keyence Corp. (Technology Hardware & Equipment)	136,727
4,600	Kikkoman Corp. (Food, Beverage & Tobacco)	274,320
3,600	Kintetsu Group Holdings Co. Ltd. (Transportation)*	137,466
38,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	731,068
17,500	Komatsu Ltd. (Capital Goods)	542,313
2,300	Kose Corp. (Household & Personal Products)	325,978
2,800	Kyushu Railway Co. (Transportation)	65,222

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,400	Lawson, Inc. (Food & Staples Retailing)	$ 264,978
27,300	Lixil Corp. (Capital Goods)	759,739
6,100	M3, Inc. (Health Care Equipment & Services)	418,753
2,100	Makita Corp. (Capital Goods)	90,199
6,800	Mercari, Inc. (Retailing)*	310,449
33,700	Mitsubishi Corp. (Capital Goods)	955,363
23,400	Mitsubishi Electric Corp. (Capital Goods)	357,623
13,800	Mitsubishi HC Capital, Inc. (Diversified Financials)	83,420
153,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	822,948
4,800	Mitsui & Co. Ltd. (Capital Goods)	100,178
27,730	Mizuho Financial Group, Inc. (Banks)	400,987
6,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	179,438
8,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	708,360
8,200	Nabtesco Corp. (Capital Goods)	375,217
900	NEC Corp. (Software & Services)	53,141
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	176,712
400	Nidec Corp. (Capital Goods)	48,771
1,700	Nintendo Co. Ltd. (Media & Entertainment)	958,180
6,600	Nippon Express Co. Ltd. (Transportation)	492,307
1,000	Nippon Paint Holdings Co. Ltd. (Materials)	14,444
68	Nippon Prologis REIT, Inc. (REIT)	215,459
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	193,828
6,400	Nitto Denko Corp. (Materials)	548,612
3,700	Nomura Real Estate Holdings, Inc. (Real Estate)	89,436
17,700	Nomura Research Institute Ltd. (Software & Services)	549,901
50,900	NSK Ltd. (Capital Goods)	523,344
2,200	Obic Co. Ltd. (Software & Services)	403,682
300	Odakyu Electric Railway Co. Ltd. (Transportation)	8,209
7,400	Olympus Corp. (Health Care Equipment & Services)	153,505
1,700	Omron Corp. (Technology Hardware & Equipment)	133,165
3,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	78,457
5,400	Otsuka Corp. (Software & Services)	253,200
55,400	Panasonic Corp. (Consumer Durables & Apparel)	717,400

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
19,600	Pola Orbis Holdings, Inc. (Household & Personal Products)	$ 472,705
19,800	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	972,303
49,100	Resona Holdings, Inc. (Banks)	206,245
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	23,736
17,100	Seiko Epson Corp. (Technology Hardware & Equipment)	279,159
5,000	Shimadzu Corp. (Technology Hardware & Equipment)	181,302
4,400	Shin-Etsu Chemical Co. Ltd. (Materials)	745,362
4,000	Shiseido Co. Ltd. (Household & Personal Products)	269,017
94,500	SoftBank Corp. (Telecommunication Services)	1,229,404
17,100	SoftBank Group Corp. (Telecommunication Services)	1,455,854
3,800	Sompo Holdings, Inc. (Insurance)	145,601
7,500	Sony Group Corp. (Consumer Durables & Apparel)	793,751
33,400	Subaru Corp. (Automobiles & Components)	667,552
35,700	Sumitomo Corp. (Capital Goods)	510,926
1,100	Sumitomo Metal Mining Co. Ltd. (Materials)	47,669
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,689,124
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	10,467
2,200	Sysmex Corp. (Health Care Equipment & Services)	237,476
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,392,473
1,000	TDK Corp. (Technology Hardware & Equipment)	139,208
42,600	Tohoku Electric Power Co., Inc. (Utilities)	402,814
10,900	Tokio Marine Holdings, Inc. (Insurance)	518,743
4,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,086,241
300	Tokyo Gas Co. Ltd. (Utilities)	6,684
41,800	Tokyu Fudosan Holdings Corp. (Real Estate)	248,528
3,900	TOTO Ltd. (Capital Goods)	240,030
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	100,179
41,920	Toyota Motor Corp. (Automobiles & Components)	3,262,215
57,500	USS Co. Ltd. (Retailing)	1,127,767
3,000	Yamaha Corp. (Consumer Durables & Apparel)	163,479
200	Yamato Holdings Co. Ltd. (Transportation)	5,492

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
900	Yaskawa Electric Corp. (Capital Goods)	$ 44,966
3,900	ZOZO, Inc. (Retailing)	115,535

		47,228,721

Luxembourg – 0.0%
4,775	SES SA FDR (Media & Entertainment)	37,880

Macau – 0.6%
44,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	397,775
77,600	Sands China Ltd. (Consumer Services)*	388,941
108,800	Wynn Macau Ltd. (Consumer Services)*	211,673

		998,389

Netherlands – 3.9%
556	Argenx SE (Pharmaceuticals, Biotechnology & Life Sciences)*	152,722
6,456	ASML Holding NV (Semiconductors & Semiconductor Equipment)(b)	3,961,203
4,999	Heineken NV (Food, Beverage & Tobacco)	513,187
1,708	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	47,641
1,888	Koninklijke DSM NV (Materials)	319,182
44,137	Koninklijke KPN NV (Telecommunication Services)	149,715
26,812	Royal Dutch Shell plc Class A (Energy)(b)	522,173
86,152	Royal Dutch Shell plc Class B (Energy)(b)	1,585,840

		7,251,663

New Zealand – 0.6%
13,615	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	305,691
256,994	Spark New Zealand Ltd. (Telecommunication Services)	804,945

		1,110,636

Norway – 0.4%
14,865	DNB ASA (Banks)	316,966
58	Gjensidige Forsikring ASA (Insurance)	1,360
9,166	Orkla ASA (Food, Beverage & Tobacco)	89,891
17,663	Telenor ASA (Telecommunication Services)	311,183

		719,400

Portugal – 0.3%
80,160	EDP - Energias de Portugal SA (Utilities)	457,848
14,664	Galp Energia SGPS SA (Energy)	169,989

		627,837

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – 0.5%
104,181	Evraz plc (Materials)	$ 829,677

Saudi Arabia – 0.2%
2,137	Delivery Hero SE (Retailing)*(c)	276,992

Singapore – 1.1%
2,800	City Developments Ltd. (Real Estate)	16,653
44,585	DBS Group Holdings Ltd. (Banks)	955,965
5,200	Keppel Corp. Ltd. (Capital Goods)	20,602
17,600	Singapore Exchange Ltd. (Diversified Financials)	130,534
211,200	Singapore Technologies Engineering Ltd. (Capital Goods)	611,748
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	220,954

		1,956,456

South Africa – 0.0%
2	Anglo American plc (Materials)	78

Spain – 2.8%
5,596	ACS Actividades de Construccion y Servicios SA (Capital Goods)	185,986
169	Amadeus IT Group SA (Software & Services)*	12,038
26,583	Enagas SA (Utilities)	578,735
98,111	Endesa SA (Utilities)(b)	2,600,173
30,922	Ferrovial SA (Capital Goods)	808,021
4,087	Naturgy Energy Group SA (Utilities)	100,347
45,811	Red Electrica Corp. SA (Utilities)	812,592
16,336	Telefonica SA (Telecommunication Services)	73,445

		5,171,337

Sweden – 1.3%
4,320	Atlas Copco AB Class A (Capital Goods)	263,379
11,277	Atlas Copco AB Class B (Capital Goods)	587,728
2,920	Boliden AB (Materials)	108,342
8,614	Electrolux ABSeries B (Consumer Durables & Apparel)	239,479
6,276	H & M Hennes & Mauritz AB Class B (Retailing)*	141,439
2,716	Lundin Energy AB (Energy)	85,399
239,872	Telia Co. AB (Telecommunication Services)	1,040,030

		2,465,796

Switzerland – 11.2%
17,824	Adecco Group AG (Registered) (Commercial & Professional Services)	1,202,263
1,868	Banque Cantonale Vaudoise (Registered) (Banks)	182,267

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
20,549	Clariant AG (Registered) (Materials)	$ 414,617
40,278	Coca-Cola HBC AG (Food, Beverage & Tobacco)	1,280,210
358	EMS-Chemie Holding AG (Registered) (Materials)	319,807
313	Geberit AG (Registered) (Capital Goods)	199,207
17,849	LafargeHolcim Ltd. (Registered) (Materials)*	1,049,610
44,547	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,965,939
28,173	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,408,248
1,163	Partners Group Holding AG (Diversified Financials)	1,486,228
8,839	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,863,336
164	SGS SA (Registered) (Commercial & Professional Services)	465,990
21,796	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	832,724
103	Straumann Holding AG (Registered) (Health Care Equipment & Services)	128,597
6,693	Zurich Insurance Group AG (Insurance)	2,848,886

		20,647,929

United Kingdom – 10.7%
19,078	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	948,558
255,575	Aviva plc (Insurance)	1,440,598
246,432	BAE Systems plc (Capital Goods)(b)	1,716,170
179,256	Barclays plc (Banks)	459,060
34,385	BP plc ADR (Energy)(b)	837,275
17,286	British American Tobacco plc (Food, Beverage & Tobacco)	657,049
2,455	Coca-Cola European Partners plc (Food, Beverage & Tobacco)	128,053
10,439	Compass Group plc (Consumer Services)*	210,907
13,945	Diageo plc (Food, Beverage & Tobacco)	572,882
49,727	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(e)	1,774,757
278,576	HSBC Holdings plc (Banks)(b)	1,623,730
133,695	M&G plc (Diversified Financials)	382,056
41,559	National Grid plc (Utilities)	493,329
30,216	Persimmon plc (Consumer Durables & Apparel)	1,223,919
26,524	Prudential plc (Insurance)	565,029

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(b)	$ 171,502
17,073	RELX plc (Commercial & Professional Services)	428,205
104,341	Rolls-Royce Holdings plc (Capital Goods)*	151,524
22,052	Segro plc (REIT)	284,981
42,819	SSE plc (Utilities)	858,564
9,344	St James’s Place plc (Diversified Financials)	164,046
31,414	Unilever plc (Household & Personal Products)(b)	1,752,809
20,386	Unilever plc ADR (Household & Personal Products)(b)	1,138,150
91,841	Vodafone Group plc ADR (Telecommunication Services)(b)	1,692,630
7,359	Wm Morrison Supermarkets plc (Food & Staples Retailing)	18,508
2,770	WPP plc (Media & Entertainment)	35,299

		19,729,590

TOTAL COMMON STOCKS (Cost $145,595,388)		$188,863,055

Units	Description	Expiration Month	Value

Right* – 0.0%
Italy – 0.0%
110,623	Snam SpA (Utilities)	04/2021	$ 114
(Cost $0)

Shares	Dividend Rate	Value

Investment Company(f) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
61,630	0.036%	$ 61,630
(Cost $61,630)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $145,657,018)		$188,924,799

Securities Lending Reinvestment Vehicle(f) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,758,200	0.036%	$ 1,758,200
(Cost $1,758,200)

TOTAL INVESTMENTS – 103.4% (Cost $147,415,218)		$190,682,999

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.4)%		(6,243,796)

NET ASSETS – 100.0%		$184,439,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is segregated as collateral for call options written.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	All or a portion of security is on loan.

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	11	06/18/2021	$498,702	$12,111
FTSE 100 Index	2	06/18/2021	184,167	(306)
MSCI Singapore Index	1	04/29/2021	26,609	(13)
SPI 200 Index	1	06/17/2021	128,478	634
TOPIX Index	1	06/10/2021	176,473	6,065

Total Futures Contracts				$18,491

WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
EURO STOXX 50 Index	3,850 EUR	06/18/2021	782	$(30,648,222)	$(1,087,623)	$(901,662)	$(185,961)
FTSE 100 Index	6,800 GBP	06/18/2021	114	(7,653,538)	(194,093)	(245,826)	51,733
Nikkei 225 Index	29,500 JPY	06/11/2021	65	(1,896,622,000)	(472,567)	(590,724)	118,157

Total written options contracts			961		$(1,754,283)	$(1,738,212)	$(16,071)

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 92.3%
Automobiles & Components – 1.5%
436,408	Ford Motor Co.*	$ 5,345,998
164,726	General Motors Co.*	9,465,156
63,779	Gentex Corp.	2,274,997
289,570	Goodyear Tire & Rubber Co. (The)*	5,087,745
16,231	Tesla, Inc.*	10,841,172

		33,015,068

Banks – 2.1%
55,694	Bancorp, Inc. (The)*	1,153,980
144,004	Cadence BanCorp	2,985,203
13,311	Cathay General Bancorp	542,823
11,346	East West Bancorp, Inc.	837,335
23,131	Essent Group Ltd.	1,098,491
40,192	First BanCorp	452,562
56,420	First Hawaiian, Inc.	1,544,216
49,865	First Horizon Corp.	843,217
32,891	Independent Bank Group, Inc.	2,376,046
54,912	International Bancshares Corp.	2,549,015
26,250	Investors Bancorp, Inc.	385,613
49,088	JPMorgan Chase & Co.	7,472,666
80,240	MGIC Investment Corp.	1,111,324
10,646	National Bank Holdings Corp. Class A	422,433
5,054	PNC Financial Services Group, Inc. (The)	886,522
25,107	Popular, Inc.	1,765,524
28,824	Radian Group, Inc.	670,158
17,309	SVB Financial Group*	8,544,761
13,919	TriState Capital Holdings, Inc.*	320,972
39,488	Umpqua Holdings Corp.	693,014
20,899	Walker & Dunlop, Inc.	2,147,163
71,005	Western Alliance Bancorp	6,705,712

		45,508,750

Capital Goods – 4.5%
5,761	AGCO Corp.	827,568
14,624	Allison Transmission Holdings, Inc.	597,098
29,484	AMETEK, Inc.	3,765,991
34,940	Atkore, Inc.*	2,512,186
3,274	Boise Cascade Co.	195,883
32,308	Emerson Electric Co.	2,914,828
13,565	Fortive Corp.	958,232
36,110	H&E Equipment Services, Inc.	1,372,180
50,186	Hexcel Corp.*	2,810,416
6,443	Honeywell International, Inc.	1,398,582
97,597	Illinois Tool Works, Inc.	21,619,687
96,928	Johnson Controls International plc	5,783,694
26,377	L3Harris Technologies, Inc.	5,346,090
12,408	Lockheed Martin Corp.	4,584,756
12,050	McGrath RentCorp	971,833
24,782	Navistar International Corp.*	1,091,152
47,549	Parker-Hannifin Corp.	14,998,381
6,676	Powell Industries, Inc.	226,116
149,820	Raytheon Technologies Corp.	11,576,591
1,213	RBC Bearings, Inc.*	238,682
25,076	Rush Enterprises, Inc. Class A	1,249,537
30,166	Snap-on, Inc.	6,960,503
10,329	Teledyne Technologies, Inc.*	4,272,591

		96,272,577

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – 1.0%
11,341	Cimpress plc*	$ 1,135,574
29,156	Cintas Corp.	9,951,234
8,842	Clean Harbors, Inc.*	743,259
40,870	CoreLogic, Inc.	3,238,948
7,128	CoStar Group, Inc.*	5,858,432
24,731	Ennis, Inc.	528,007
10,024	IAA, Inc.*	552,723

		22,008,177

Consumer Durables & Apparel – 0.7%
17,960	G-III Apparel Group Ltd.*	541,314
68,452	Levi Strauss & Co. Class A	1,636,687
130	NVR, Inc.*	612,421
29,150	Skechers USA, Inc. Class A*	1,215,847
141,371	Tapestry, Inc.*	5,825,899
12,109	Whirlpool Corp.	2,668,218
39,938	YETI Holdings, Inc.*	2,883,923

		15,384,309

Consumer Services – 2.7%
18,628	Chipotle Mexican Grill, Inc.*	26,467,035
34,232	Domino’s Pizza, Inc.	12,590,187
37,579	frontdoor, Inc.*	2,019,871
2,086	Graham Holdings Co. Class B	1,173,250
129,460	H&R Block, Inc.	2,822,228
142,560	International Game Technology plc*	2,288,088
62,232	Red Rock Resorts, Inc. Class A*	2,028,141
60,042	Terminix Global Holdings, Inc.*	2,862,202
3,835	Texas Roadhouse, Inc.*	367,930
49,027	Yum China Holdings, Inc.	2,902,889
25,926	Yum! Brands, Inc.	2,804,675

		58,326,496

Diversified Financials – 7.2%
382,480	Ally Financial, Inc.	17,291,921
38,603	Berkshire Hathaway, Inc. Class B*	9,861,908
39,529	Capital One Financial Corp.	5,029,275
113,657	CME Group, Inc.	23,212,169
96,351	Discover Financial Services	9,152,382
19,961	Interactive Brokers Group, Inc. Class A	1,457,952
404,517	Jefferies Financial Group, Inc.	12,175,962
23,105	LPL Financial Holdings, Inc.	3,284,607
1,709	MarketAxess Holdings, Inc.	850,945
112,434	Morgan Stanley	8,731,624
70,228	Navient Corp.	1,004,963
23,053	S&P Global, Inc.	8,134,712
132,885	Santander Consumer USA Holdings, Inc.	3,595,868
130,364	Starwood Property Trust, Inc. (REIT)	3,225,205
147,611	State Street Corp.	12,400,800
316,003	Synchrony Financial	12,848,682
56,882	TPG RE Finance Trust, Inc. (REIT)	637,078
327,211	Voya Financial, Inc.	20,823,708

		153,719,761

Energy – 1.7%
8,224	Cactus, Inc. Class A	251,819
7,426	Core Laboratories NV	213,794

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
18,968	Diamondback Energy, Inc.	$ 1,393,958
99,446	EOG Resources, Inc.	7,212,818
11,147	Exxon Mobil Corp.	622,337
124,214	Hess Corp.	8,789,383
18,924	Matador Resources Co.	443,768
8,760	ONEOK, Inc.	443,782
33,190	Pioneer Natural Resources Co.	5,271,236
25,139	Renewable Energy Group, Inc.*	1,660,180
94,650	Schlumberger NV	2,573,533
103,628	Targa Resources Corp.	3,290,189
156,754	Williams Cos., Inc. (The)	3,713,502

		35,880,299

Food & Staples Retailing – 0.2%
3,528	Costco Wholesale Corp.	1,243,549
14,867	Walmart, Inc.	2,019,385

		3,262,934

Food, Beverage & Tobacco – 2.1%
7,580	Constellation Brands, Inc. Class A	1,728,240
51,135	Darling Ingredients, Inc.*	3,762,513
11,453	Freshpet, Inc.*	1,818,851
35,242	Lamb Weston Holdings, Inc.	2,730,550
9,833	Lancaster Colony Corp.	1,724,315
213,411	Monster Beverage Corp.*	19,439,608
159,106	Philip Morris International, Inc.	14,119,067

		45,323,144

Health Care Equipment & Services – 7.0%
3,020	Abbott Laboratories	361,917
730	Align Technology, Inc.*	395,317
77,577	Anthem, Inc.	27,846,264
57,977	Centene Corp.*	3,705,310
21,748	Cigna Corp.	5,257,362
7,104	Cooper Cos., Inc. (The)	2,728,575
72,981	Edwards Lifesciences Corp.*	6,104,131
43,603	Encompass Health Corp.	3,571,086
137,014	HCA Healthcare, Inc.	25,805,217
97,318	Hologic, Inc.*	7,238,513
34,579	Humana, Inc.	14,497,246
19,999	IDEXX Laboratories, Inc.*	9,785,711
6,269	Molina Healthcare, Inc.*	1,465,441
4,621	Quidel Corp.*	591,165
14,835	Select Medical Holdings Corp.*	505,873
1,283	STERIS plc	244,386
6,650	Teladoc Health, Inc.*	1,208,637
47,957	UnitedHealth Group, Inc.	17,843,361
51,555	Universal Health Services, Inc. Class B	6,876,921
46,257	West Pharmaceutical Services, Inc.	13,034,297

		149,066,730

Household & Personal Products – 0.2%
81,069	Herbalife Nutrition Ltd.*	3,596,221
8,185	Procter & Gamble Co. (The)	1,108,494

		4,704,715

Insurance – 3.2%
266,731	American Equity Investment Life Holding Co.	8,410,028

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
35,396	American Financial Group, Inc.	$ 4,038,684
176,873	Arch Capital Group Ltd.*	6,786,617
80,386	Athene Holding Ltd. Class A*	4,051,454
59,191	Brighthouse Financial, Inc.*	2,619,202
18,632	Fidelity National Financial, Inc.	757,577
56,350	First American Financial Corp.	3,192,228
87,149	Globe Life, Inc.	8,421,208
9,425	Goosehead Insurance, Inc. Class A	1,010,171
15,650	Marsh & McLennan Cos., Inc.	1,906,170
209,677	Old Republic International Corp.	4,579,346
22,348	Primerica, Inc.	3,303,481
17,273	Reinsurance Group of America, Inc.	2,177,262
9,861	Stewart Information Services Corp.	513,068
75,315	Trupanion, Inc.*	5,739,756
142,825	W R Berkley Corp.	10,761,864

		68,268,116

Materials – 4.3%
4,937	Air Products and Chemicals, Inc.	1,388,976
37,395	Amcor plc	436,774
78,720	Avient Corp.	3,721,094
328,568	Axalta Coating Systems Ltd.*	9,719,041
136,942	Celanese Corp.	20,515,281
47,477	CF Industries Holdings, Inc.	2,154,506
28,500	Corteva, Inc.	1,328,670
2,903	Crown Holdings, Inc.	281,707
8,601	Dow, Inc.	549,948
29,441	Eagle Materials, Inc.	3,957,165
71,308	Element Solutions, Inc.	1,304,223
4,681	Ingevity Corp.*	353,556
4,338	International Flavors & Fragrances, Inc.	605,628
133,281	Louisiana-Pacific Corp.	7,391,764
128,708	Mosaic Co. (The)	4,068,460
905	NewMarket Corp.	344,045
56,853	Olin Corp.	2,158,708
38,987	Sherwin-Williams Co. (The)	28,772,796
6,280	Southern Copper Corp.	426,224
34,799	Summit Materials, Inc. Class A*	975,068
47,477	SunCoke Energy, Inc.	332,814

		90,786,448

Media & Entertainment – 8.7%
5,781	Activision Blizzard, Inc.	537,633
16,330	Alphabet, Inc. Class A*	33,680,952
15,750	Alphabet, Inc. Class C*	32,580,922
12,147	Cardlytics, Inc.*	1,332,526
94,443	Comcast Corp. Class A	5,110,311
119,060	Facebook, Inc. Class A*	35,066,742
17,336	Netflix, Inc.*	9,043,498
152,547	News Corp. Class A	3,879,270
55,380	Nexstar Media Group, Inc. Class A	7,777,013
196,224	Omnicom Group, Inc.	14,550,010
220,769	Pinterest, Inc. Class A*	16,343,529
15,013	Roku, Inc.*	4,890,785
11,879	Spotify Technology SA*	3,182,978
42,395	Take-Two Interactive Software, Inc.*	7,491,197
24,332	Zillow Group, Inc. Class C*	3,154,400

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
749,749	Zynga, Inc. Class A*	$ 7,654,937

		186,276,703

Pharmaceuticals, Biotechnology & Life Sciences – 8.4%
296,208	AbbVie, Inc.	32,055,630
17,266	Alexion Pharmaceuticals, Inc.*	2,640,144
16,914	Biogen, Inc.*	4,731,691
259,726	Horizon Therapeutics plc*	23,905,181
7,809	IQVIA Holdings, Inc.*	1,508,230
31,457	Jazz Pharmaceuticals plc*	5,170,587
251,207	Johnson & Johnson	41,285,870
26,154	Merck & Co., Inc.	2,016,212
8,389	Mettler-Toledo International, Inc.*	9,695,083
74,997	PerkinElmer, Inc.	9,621,365
44,068	Perrigo Co. plc	1,783,432
128,361	Pfizer, Inc.	4,650,519
9,527	Phibro Animal Health Corp. Class A	232,459
30,659	Prestige Consumer Healthcare, Inc.*	1,351,449
22,821	Regeneron Pharmaceuticals, Inc.*	10,797,528
8,738	Sage Therapeutics, Inc.*	654,039
3,494	Thermo Fisher Scientific, Inc.	1,594,592
6,486	Twist Bioscience Corp.*	803,356
1,149	Vertex Pharmaceuticals, Inc.*	246,909
15,927	Viatris, Inc.*	222,500
154,024	Zoetis, Inc.	24,255,700

		179,222,476

Real Estate – 3.5%
21,275	Brixmor Property Group, Inc. (REIT)	430,393
57,841	Camden Property Trust (REIT)	6,357,077
67,252	CareTrust REIT, Inc. (REIT)	1,565,963
18,849	CoreSite Realty Corp. (REIT)	2,259,053
5,732	CubeSmart (REIT)	216,842
257,053	Duke Realty Corp. (REIT)	10,778,232
305,691	Equity LifeStyle Properties, Inc. (REIT)	19,454,175
113,584	First Industrial Realty Trust, Inc. (REIT)	5,201,011
6,416	Gaming and Leisure Properties, Inc. (REIT)	272,231
178,854	Invitation Homes, Inc. (REIT)	5,721,539
2,070	Jones Lang LaSalle, Inc.*	370,613
13,042	Lamar Advertising Co. Class A (REIT)	1,224,905
108,908	MGM Growth Properties LLC Class A (REIT)	3,552,579
29,850	Mid-America Apartment Communities, Inc. (REIT)	4,309,146
22,558	NexPoint Residential Trust, Inc. (REIT)	1,039,698
9,166	Prologis, Inc. (REIT)	971,596
1,888	PS Business Parks, Inc. (REIT)	291,847
69,873	Retail Opportunity Investments Corp. (REIT)	1,108,884
93,086	Rexford Industrial Realty, Inc. (REIT)	4,691,534

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
84,429	SITE Centers Corp. (REIT)	$ 1,144,857
17,864	STORE Capital Corp. (REIT)	598,444
14,722	Terreno Realty Corp. (REIT)	850,490
45,708	Ventas, Inc. (REIT)	2,438,065
7,685	VEREIT, Inc. (REIT)	296,795

		75,145,969

Retailing – 8.2%
24,763	Amazon.com, Inc.*	76,618,703
1,486	Asbury Automotive Group, Inc.*	291,999
2,286	AutoZone, Inc.*	3,210,230
17,163	Buckle, Inc. (The)	674,163
61,470	Dick’s Sporting Goods, Inc.	4,680,940
34,974	eBay, Inc.	2,141,808
2,444	Etsy, Inc.*	492,881
568	GameStop Corp. Class A*(a)	107,818
46,469	Haverty Furniture Cos., Inc.	1,728,182
4,651	Home Depot, Inc. (The)	1,419,718
247,840	Kohl’s Corp.	14,773,742
166,465	L Brands, Inc.*	10,297,525
108,585	Lowe’s Cos., Inc.	20,650,695
1,541	MercadoLibre, Inc.*	2,268,568
20,014	Murphy USA, Inc.	2,893,224
1,394	O’Reilly Automotive, Inc.*	707,106
8,426	Penske Automotive Group, Inc.	676,102
4,359	Signet Jewelers Ltd.*	252,735
149,794	Target Corp.	29,669,698
7,731	Williams-Sonoma, Inc.	1,385,395

		174,941,232

Semiconductors & Semiconductor Equipment – 4.6%
218,165	Applied Materials, Inc.	29,146,844
31,784	Intel Corp.	2,034,176
3,264	KLA Corp.	1,078,426
15,650	Lam Research Corp.	9,315,506
61,648	NVIDIA Corp.	32,915,717
46,974	NXP Semiconductors NV	9,457,745
13,204	Power Integrations, Inc.	1,075,862
11,970	QUALCOMM, Inc.	1,587,102
2,395	Teradyne, Inc.	291,423
63,128	Texas Instruments, Inc.	11,930,561

		98,833,362

Software & Services – 12.1%
44,829	Adobe, Inc.*	21,310,362
18,021	Black Knight, Inc.*	1,333,374
21,888	Cadence Design Systems, Inc.*	2,998,437
17,268	Citrix Systems, Inc.	2,423,737
37,536	Cognizant Technology Solutions Corp. Class A	2,932,312
1,531	Concentrix Corp.*	229,221
5,074	EPAM Systems, Inc.*	2,012,805
16,958	Fastly, Inc. Class A*(a)	1,140,934
20,345	FireEye, Inc.*	398,152
2,902	FleetCor Technologies, Inc.*	779,564
79,080	Fortinet, Inc.*	14,583,934
8,663	Gartner, Inc.*	1,581,431
9,159	International Business Machines Corp.	1,220,528
3,182	Intuit, Inc.	1,218,897
436,675	Microsoft Corp.	102,954,865

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
37,008	Okta, Inc.*	$ 8,157,673
75,324	Oracle Corp.	5,285,485
6,494	Palo Alto Networks, Inc.*	2,091,458
166,869	PayPal Holdings, Inc.*	40,522,468
5,663	Perficient, Inc.*	332,531
5,399	ServiceNow, Inc.*	2,700,094
1,609	Square, Inc. Class A*	365,323
14,865	Twilio, Inc. Class A*	5,065,397
4,947	VeriSign, Inc.*	983,266
9,615	Visa, Inc. Class A	2,035,784
826,506	Western Union Co. (The)	20,381,638
27,322	Workday, Inc. Class A*	6,787,604
43,289	Zscaler, Inc.*	7,431,423

		259,258,697

Technology Hardware & Equipment – 6.3%
842,445	Apple, Inc.	102,904,657
1,620	Arista Networks, Inc.*	489,062
33,705	Dolby Laboratories, Inc. Class A	3,327,358
18,686	Jabil, Inc.	974,662
94,239	Keysight Technologies, Inc.*	13,513,872
19,675	Knowles Corp.*	411,601
42,942	NetApp, Inc.	3,120,595
444,506	TTM Technologies, Inc.*	6,445,337
25,865	Vishay Intertechnology, Inc.	622,829
5,426	Vontier Corp.*	164,245
34,029	Western Digital Corp.	2,271,436

		134,245,654

Telecommunication Services – 0.1%
42,938	Liberty Global plc Class C*	1,096,636

Transportation – 1.4%
6,795	AMERCO	4,162,617
31,353	CSX Corp.	3,023,056
18,420	Norfolk Southern Corp.	4,946,138
7,053	Old Dominion Freight Line, Inc.	1,695,612
36,542	Ryder System, Inc.	2,764,402
61,767	Union Pacific Corp.	13,614,065
3,209	XPO Logistics, Inc.*	395,670

		30,601,560

Utilities – 0.6%
25,070	AES Corp. (The)	672,127
3,186	DTE Energy Co.	424,184
165,814	MDU Resources Group, Inc.	5,241,380
7,182	NorthWestern Corp.	468,266
68,737	NRG Energy, Inc.	2,593,447
43,279	Public Service Enterprise Group, Inc.	2,605,829

		12,005,233

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,027,908,986)		$1,973,155,046

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,200,826	0.036%	$ 1,200,826
(Cost $1,200,826)

TOTAL INVESTMENTS – 92.4% (Cost $1,029,109,812)		$1,974,355,872

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.6%		162,967,436

NET ASSETS – 100.0%		$2,137,323,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	118	06/18/2021	$13,112,750	$(71,235)
S&P 500 E-Mini Index	660	06/18/2021	130,924,200	219,460

Total Futures Contracts				$148,225

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Australia – 8.2%
65,186	ASX Ltd. (Diversified Financials)	$ 3,528,489
327,751	BHP Group plc (Materials)	9,436,618
16,188	Brambles Ltd. (Commercial & Professional Services)	130,583
167,225	Commonwealth Bank of Australia (Banks)	10,972,429
429,493	Fortescue Metals Group Ltd. (Materials)	6,545,732
300,778	Goodman Group (REIT)	4,153,247
297,507	Harvey Norman Holdings Ltd. (Retailing)	1,300,269
113,237	JB Hi-Fi Ltd. (Retailing)	4,469,181
54,405	Mineral Resources Ltd. (Materials)	1,579,301
124,163	Rio Tinto plc ADR (Materials)(a)	9,641,257
10,703	Sonic Healthcare Ltd. (Health Care Equipment & Services)	286,213
177,028	Wesfarmers Ltd. (Retailing)	7,109,203

		59,152,522

Belgium – 0.4%
10,088	Bekaert SA (Materials)	421,833
14,673	D’ieteren SA/NV (Retailing)	1,434,872
1,427	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	135,656
25,294	Warehouses De Pauw CVA (REIT)	835,775

		2,828,136

China – 1.2%
168,100	ENN Energy Holdings Ltd. (Utilities)	2,711,332
73,000	SITC International Holdings Co. Ltd. (Transportation)	248,441
486,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	893,621
1,226,800	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,954,604

		8,807,998

Denmark – 2.1%
287	AP Moller - Maersk A/S Class B (Transportation)	666,276
166,815	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	11,240,601
10,594	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)*(b)	203,352
13,804	Vestas Wind Systems A/S (Capital Goods)	2,847,583

		14,957,812

Finland – 1.5%
103,789	Kesko OYJ Class B (Food & Staples Retailing)	3,174,110
110,809	Neste OYJ (Energy)	5,884,593

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
161,016	Nokia OYJ (Technology Hardware & Equipment)*	$ 643,039
56,671	Tokmanni Group Corp. (Retailing)	1,328,140

		11,029,882

France – 7.4%
5,882	Bigben Interactive (Consumer Durables & Apparel)*	136,047
35,442	BNP Paribas SA (Banks)*	2,159,457
29,031	Bouygues SA (Capital Goods)	1,162,827
4,992	Christian Dior SE (Consumer Durables & Apparel)	3,022,926
219,937	Credit Agricole SA (Banks)	3,185,174
5,656	Faurecia SE (Automobiles & Components)	301,917
2,146	Gaztransport Et Technigaz SA (Energy)	170,978
10,696	Gecina SA (REIT)	1,472,317
127	Hermes International (Consumer Durables & Apparel)	140,462
51,710	Legrand SA (Capital Goods)	4,804,279
24,093	L’Oreal SA (Household & Personal Products)	9,229,577
4,822	Nexity SA (Real Estate)	237,634
38,375	Rexel SA (Capital Goods)	759,600
41,192	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,073,236
16,319	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	6,716,059
68,853	Schneider Electric SE (Capital Goods)	10,488,734
7,145	Teleperformance (Commercial & Professional Services)	2,605,035
2,686	Trigano SA (Automobiles & Components)	502,039
69,348	Vivendi SE (Media & Entertainment)	2,276,255

		53,444,553

Germany – 6.5%
47,406	Aurubis AG (Materials)	3,928,851
71,594	Daimler AG (Registered) (Automobiles & Components)	6,389,747
154,330	Deutsche Post AG (Registered) (Transportation)	8,466,678
1,171	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	116,301
33,167	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(c)	3,729,091
15,577	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	4,797,235

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
4,498	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(c)	$ 477,243
68,556	SAF-Holland SE (Automobiles & Components)*	999,114
46,652	Siemens AG (Registered) (Capital Goods)	7,665,464
40,224	Siemens Energy AG (Capital Goods)*	1,443,895
30,859	Volkswagen AG (Preference) (Automobiles & Components)(c)	8,638,075

		46,651,694

Hong Kong – 2.0%
921,400	AIA Group Ltd. (Insurance)	11,274,961
221,500	Sun Hung Kai Properties Ltd. (Real Estate)	3,353,919

		14,628,880

Ireland – 0.2%
27,765	Smurfit Kappa Group plc (Materials)	1,303,500

Israel – 0.5%
190,911	Plus500 Ltd. (Diversified Financials)	3,685,248

Italy – 2.8%
23,285	Azimut Holding SpA (Diversified Financials)	530,435
17,152	Banca Generali SpA (Diversified Financials)	603,564
93,386	Banca Mediolanum SpA (Diversified Financials)	880,935
619,985	Enel SpA (Utilities)	6,167,212
17,279	Ferrari NV (Automobiles & Components)	3,614,482
539,535	Intesa Sanpaolo SpA (Banks)*	1,461,910
83,698	Poste Italiane SpA (Insurance)(b)	1,062,929
182,792	Prysmian SpA (Capital Goods)	5,935,276

		20,256,743

Japan – 27.2%
6,500	AGC, Inc. (Capital Goods)	272,838
6,100	Aisin Corp. (Automobiles & Components)	232,326
38,800	Autobacs Seven Co. Ltd. (Retailing)	526,852
46,900	Chubu Electric Power Co., Inc. (Utilities)	604,329
29,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,182,445
14,700	Daikin Industries Ltd. (Capital Goods)	2,971,734
30,000	Daiwa House Industry Co. Ltd. (Real Estate)	880,474
118,500	Dentsu Group, Inc. (Media & Entertainment)	3,814,576
9,100	Eagle Industry Co. Ltd. (Automobiles & Components)	98,159

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,400	Ebara Corp. (Capital Goods)	$ 342,742
12,500	EDION Corp. (Retailing)	140,133
1,257,400	ENEOS Holdings, Inc. (Energy)	5,704,664
53,900	Fujitsu Ltd. (Software & Services)	7,843,188
74,400	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	2,500,474
59,400	Hitachi Ltd. (Technology Hardware & Equipment)	2,692,506
108,800	Hitachi Metals Ltd. (Materials)	1,795,956
109,100	Honda Motor Co. Ltd. (Automobiles & Components)	3,288,877
676,100	Inpex Corp. (Energy)	4,623,107
38,800	Itoham Yonekyu Holdings, Inc. (Food, Beverage & Tobacco)	255,992
15,700	Izumi Co. Ltd. (Retailing)	616,506
427,700	JVCKenwood Corp. (Consumer Durables & Apparel)	851,534
86,600	Kajima Corp. (Capital Goods)	1,231,741
5,500	Kaneka Corp. (Materials)	226,345
14,700	KDDI Corp. (Telecommunication Services)	452,917
26,000	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	1,170,530
70,400	Konami Holdings Corp. (Media & Entertainment)	4,202,855
129,800	K’s Holdings Corp. (Retailing)	1,786,811
50,300	Lixil Corp. (Capital Goods)	1,399,812
88,100	M3, Inc. (Health Care Equipment & Services)	6,047,895
441,400	Marubeni Corp. (Capital Goods)	3,686,607
378,300	Mitsubishi Electric Corp. (Capital Goods)	5,781,578
16,200	Mitsubishi Gas Chemical Co., Inc. (Materials)	398,483
67,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	362,012
248,300	Mitsui & Co. Ltd. (Capital Goods)	5,182,107
10,000	Mitsui Chemicals, Inc. (Materials)	316,478
16,400	NEC Corp. (Software & Services)	968,347
153,700	Nexon Co. Ltd. (Media & Entertainment)	4,987,264
189,000	NGK Insulators Ltd. (Capital Goods)	3,468,626
12,900	Nintendo Co. Ltd. (Media & Entertainment)	7,270,898
13,200	Nippon Light Metal Holdings Co. Ltd. (Materials)	265,070
141,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,638,071
38,200	Nipro Corp. (Health Care Equipment & Services)	462,352
13,900	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	409,935
75,100	Nitto Denko Corp. (Materials)	6,437,623

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
402,700	Nomura Holdings, Inc. (Diversified Financials)	$ 2,133,689
194,200	Nomura Research Institute Ltd. (Software & Services)	6,033,380
28,600	Okinawa Electric Power Co., Inc. (The) (Utilities)	401,254
53,200	Omron Corp. (Technology Hardware & Equipment)	4,167,284
17,700	Osaka Gas Co. Ltd. (Utilities)	345,411
110,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	2,674,640
45,300	Rakuten Group, Inc. (Retailing)	541,193
60,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,904,043
131,700	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	5,318,232
4,700	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	146,276
52,400	SoftBank Group Corp. (Telecommunication Services)	4,461,212
282,900	Sojitz Corp. (Capital Goods)	799,331
102,200	Sony Group Corp. (Consumer Durables & Apparel)	10,816,181
33,100	Square Enix Holdings Co. Ltd. (Media & Entertainment)	1,840,990
34,100	Subaru Corp. (Automobiles & Components)	681,543
260,800	Sumitomo Corp. (Capital Goods)	3,732,480
319,200	Sumitomo Electric Industries Ltd. (Automobiles & Components)	4,799,744
36,500	Sumitomo Osaka Cement Co. Ltd. (Materials)	1,162,570
83,200	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	984,963
58,200	Sundrug Co. Ltd. (Food & Staples Retailing)	2,132,248
167,700	Teijin Ltd. (Materials)	2,893,402
174,600	TIS, Inc. (Software & Services)	4,180,098
20,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	8,953,452
7,100	Tokyotokeiba Co. Ltd. (Consumer Services)	359,189
151,000	Tosoh Corp. (Materials)	2,892,019
59,800	Toyota Motor Corp. (Automobiles & Components)	4,653,637
19,200	Toyota Tsusho Corp. (Capital Goods)	808,522
9,200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	315,650
973,700	Yamada Holdings Co. Ltd. (Retailing)	5,262,086
930,800	Z Holdings Corp. (Media & Entertainment)	4,643,009

		195,431,497

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.7%
51,680	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	$ 4,939,589

Malta – 0.7%
303,198	Kindred Group plc SDR (Consumer Services)	5,327,788

Netherlands – 8.4%
27,587	ASM International NV (Semiconductors & Semiconductor Equipment)	7,998,671
17,088	ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,484,672
83,272	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	6,955,940
91,568	ING Groep NV (Banks)	1,118,420
220,301	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	6,144,822
35,914	Koninklijke DSM NV (Materials)	6,071,560
58,683	Koninklijke Philips NV (Health Care Equipment & Services)*	3,346,421
12,965	Randstad NV (Commercial & Professional Services)	910,077
377,260	Royal Dutch Shell plc Class A (Energy)	7,415,812
10,379	Royal Dutch Shell plc Class B ADR (Energy)	382,259
33,249	Signify NV (Capital Goods)*(b)	1,710,102
18,119	Van Lanschot Kempen NV CVA (Banks)	506,709
82,288	Wolters Kluwer NV (Commercial & Professional Services)	7,147,113

		60,192,578

New Zealand – 0.4%
27,359	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	614,279
25,463	Xero Ltd. (Software & Services)*	2,464,459

		3,078,738

Norway – 1.5%
194,177	DNB ASA (Banks)	4,140,422
229,332	Europris ASA (Retailing)(b)	1,374,131
14,504	Kid ASA (Retailing)(b)	169,240
359,310	Orkla ASA (Food, Beverage & Tobacco)	3,523,764
55,750	SpareBank 1 SMN (Banks)	701,012
41,416	SpareBank 1 SR-Bank ASA (Banks)	509,034

		10,417,603

Singapore – 1.1%
350,733	DBS Group Holdings Ltd. (Banks)	7,520,203

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – 1.0%
191,469	Anglo American plc (Materials)	$ 7,499,427

Spain – 1.7%
82,691	Acerinox SA (Materials)	1,083,155
79,623	ACS Actividades de Construccion y Servicios SA (Capital Goods)	2,646,317
473,774	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,468,911
844,515	Banco Santander SA (Banks)	2,880,477
161,960	Bankinter SA (Banks)	1,127,084
44,774	EDP Renovaveis SA (Utilities)	956,668
8,286	Iberdrola SA (Utilities)	106,947
14,643	Viscofan SA (Food, Beverage & Tobacco)	1,012,117

		12,281,676

Sweden – 2.9%
148,381	Boliden AB (Materials)	5,505,428
11,225	Evolution Gaming Group AB (Consumer Services)(b)	1,653,050
119,326	Kinnevik AB Class B (Diversified Financials)*	5,799,487
34,676	Lundin Energy AB (Energy)	1,090,634
71,234	Swedish Match AB (Food, Beverage & Tobacco)	5,557,049
39,278	Volvo AB Class B (Capital Goods)	994,716

		20,600,364

Switzerland – 10.7%
73,295	Adecco Group AG (Registered) (Commercial & Professional Services)	4,943,887
248,628	Credit Suisse Group AG (Registered) (Diversified Financials)	2,630,326
11,268	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,302,187
61,625	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,869,733
20,375	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,741,670
49,106	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	15,907,565
20,488	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	5,430,859
185,782	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	7,101,188
11,728	Swiss Life Holding AG (Registered) (Insurance)	5,763,569
9,401	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,170,658

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
503,453	UBS Group AG (Registered) (Diversified Financials)	$ 7,789,168
19,596	Zurich Insurance Group AG (Insurance)	8,341,069

		76,991,879

United Kingdom – 6.1%
8,738	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(d)	434,453
1,309,916	Aviva plc (Insurance)	7,383,594
152,511	Barratt Developments plc (Consumer Durables & Apparel)*	1,568,731
21,205	BP plc ADR (Energy)	516,342
7,821	Clarkson plc (Transportation)	296,506
373,184	CNH Industrial NV (Capital Goods)	5,776,965
194,685	Experian plc (Commercial & Professional Services)	6,707,093
8,321	Games Workshop Group plc (Consumer Durables & Apparel)	1,143,212
62,399	Halma plc (Technology Hardware & Equipment)	2,041,489
60,061	IG Group Holdings plc (Diversified Financials)	745,807
1,450,071	ITV plc (Media & Entertainment)*	2,400,473
270,098	JD Sports Fashion plc (Retailing)*	3,070,417
11,538	London Stock Exchange Group plc (Diversified Financials)	1,103,028
5,852	Morgan Sindall Group plc (Capital Goods)	142,431
22,740	National Grid plc (Utilities)	269,937
6,950	Next plc (Retailing)*	753,256
73,739	Paragon Banking Group plc (Banks)	465,200
65,890	Persimmon plc (Consumer Durables & Apparel)	2,668,918
71,708	Phoenix Group Holdings plc (Insurance)	724,973
2,576	Reckitt Benckiser Group plc (Household & Personal Products)	230,579
42,054	Segro plc (REIT)	543,469
296,730	Tate & Lyle plc (Food, Beverage & Tobacco)	3,130,436
17,834	Unilever plc (Household & Personal Products)	995,134
11,361	Unilever plc ADR (Household & Personal Products)	634,284
293	Vistry Group plc (Consumer Durables & Apparel)	4,400

		43,751,127

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 1.4%
35,211	Ferguson plc (Capital Goods)	$ 4,206,132
332,178	Stellantis NV (Automobiles & Components)	5,875,899

		10,082,031

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $495,787,847)		$694,861,468

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
423,300	0.036%	$ 423,300
(Cost $423,300)

TOTAL INVESTMENTS – 96.7% (Cost $496,211,147)		$695,284,768

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		24,058,573

NET ASSETS – 100.0%		$719,343,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	All or a portion of security is on loan.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	80	06/18/2021	$3,626,927	$84,979
FTSE 100 Index	14	06/18/2021	1,289,170	(5,193)
Hang Seng Index	2	04/29/2021	364,235	525
MSCI Singapore Index	4	04/29/2021	106,438	(133)
SPI 200 Index	4	06/17/2021	513,912	1,662
TOPIX Index	10	06/10/2021	1,764,732	62,380

Total Futures Contracts				$144,220

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2021:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,197,113	$—	$—
North America	2,701,691,407	—	—
South America	19,139,316	—	—
Investment Company	81,179,431	—	—

Total	$2,828,207,267	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$549,220	$—	$—

Liabilities
Written Options Contracts	$(32,392,865)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$78	$—
Asia	268,984	57,518,328	—
Australia and Oceania	3,200,034	14,278,734	—
Europe	8,272,232	105,009,607	—
South America	—	315,172	—
Investment Company	61,630	—	—
Securities Lending Reinvestment Vehicle	1,758,200	—	—

Total	$13,561,080	$177,121,919	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$18,810	$—	$—

Liabilities
Futures Contracts(b)	$(319)	$—	$—
Written Options Contracts	(1,754,283)	—	—

Total	$(1,754,602)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,902,889	$—	$—
Europe	11,689,955	—	—
North America	1,955,867,410	—	—
South America	2,694,792	—	—
Securities Lending Reinvestment Vehicle	1,200,826	—	—

Total	$1,974,355,872	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$219,460	$—	$—

Liabilities(b)
Futures Contracts	$(71,235)	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$7,499,427	$—
Asia	—	230,073,826	—
Australia and Oceania	9,641,257	52,590,003	—
Europe	4,664,407	380,310,517	—
North America	5,875,899	4,206,132	—
Securities Lending Reinvestment Vehicle	423,300	—	—

Total	$20,604,863	$674,679,905	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$149,546	$—	$—

Liabilities(b)
Futures Contracts	$(5,326)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.